Financial instruments and risk management - Fair value measurement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	10 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 578	£ 416
Movement in financial assets - other	22	30
Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	149	167	£ 174
Contingent consideration recognised on acquisition of businesses | Business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	474
Contingent consideration recognised on acquisition of businesses | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 429	249	£ 227
Industrias Licoreras De Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras De Guatemala | Option exercised at 30 June 2023
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability	£ 4
Industrias Licoreras De Guatemala | Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 149	£ 167